OTHER CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Royalty payable - ONRR		$ 45,059	$ 36,047
Installment agreement - ONRR			126,270
Nonrelated party
Related Party Transactions
Royalty payable - ONRR	$ 15,838	45,059
Installment agreement - ONRR	57,300
Total other current liabilities	$ 73,138	$ 45,059	$ 162,317